UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2021

Item 1. Reports to Stockholders.

(a)

Annual Report

May 31, 2021

ClearShares OCIO ETF

Ticker: OCIO

ClearShares Ultra-Short Maturity ETF

Ticker: OPER

ClearShares Piton Intermediate Fixed Income ETF

Ticker: PIFI

ClearShares ETFs

ClearShares ETFs

June 18, 2021

Dear Shareholder,

The ClearShares team is pleased to provide you with the annual report for the ClearShares OCIO ETF (“OCIO”), the ClearShares Ultra-Short Maturity ETF (“OPER”) and the ClearShares Piton Intermediate Fixed Income ETF (“PIFI”). OCIO launched on June 26, 2017, OPER launched on July 10, 2018 and PIFI launched on October 1, 2020. This report reflects the Funds’ performance for the period of June 1, 2020 through May 31, 2021 (the “current fiscal period”) for OCIO and OPER and October 1, 2020 through May 31, 2021 (the “current fiscal period”) for PIFI.

OCIO’s performance for the current fiscal period was +24.38% measured in the market price of the Fund and +24.38% measured in the net asset value (“NAV”). By comparison, OCIO’s benchmark, the S&P Target Risk Growth Index, returned +24.88% for the current fiscal period.

OPER’s performance for the current fiscal period was +0.43% measured in the market price of the Fund and +0.42% measured NAV. By comparison, OPER’s benchmark, the ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index, returned +0.11% for the current fiscal period.

PIFI’s performance for the current fiscal period was -0.79% measured in the market price of the Fund and -0.79% measured in the NAV. By comparison, PIFI’s benchmark, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, returned -0.52% for the current fiscal period.

OCIO had strong positive performance over the one year period as global markets enjoyed stimulus and hope for future growth. OCIO slightly underperformed relative to its benchmark primarily due to a conservative risk posture during the second half of 2020. The portfolio was cautiously positioned coming out of the initial volatility witnessed in 2020 due to the global pandemic. Our underweight to risk assets, equity allocations, and a cash overweight, detracted from relative performance in the third quarter of 2020. As Fed policy continued to bolster markets and a presidential election came and went, we moved portfolio allocations to an overweight position in equity sectors, including small cap sectors. We also lowered our fixed income allocation while shortening duration in favor of intermediate sectors. This allowed the portfolio to outperform the S&P Target Risk Growth Index during the first half of 2021. During the current fiscal period, strong returns in equity and credit markets continued as both fiscal policies and Fed intervention drove interest rates to historic lows and provided hope that strong growth would follow as the economy began to re-open. In contrast, fixed income markets saw a swift recalibration at the end of 2020 and the first quarter of 2021, as longer term rates rose. Two main catalysts drove the bond market including the anticipation of robust GDP and the fear of inflation. Inflation continues to be a main investment theme in 2021. As vaccination rates rise and infection rates fall, the FOMC policy has remained quite accommodative and their view has been inflation will prove

ClearShares ETFs

“transitory”. Changes in quantitative buying and higher short term rates still seems off in the distance. During the first and second quarter of 2021 our underweight to bond holdings was a positive attribution to overall performance. Within the equity sectors, a bias for value versus growth emerged in late 2020. We continue to make deliberate trades to favor this theme, as some equity sub-classes have seen their valuations grow to unsustainable levels.

Performance for OPER faced continuing pressure due to the sustained low interest rate environment as the Fed Funds target range of 0%-0.25% persisted for the entire year. Record levels of government stimulus and significant institutional liquidity fostered increased competition for short-term yield resulting in lower total returns. On a number of occasions during the last quarter of the period, overnight funding levels for U.S. Treasury securities fell to 0%, and even reached negative territory. Despite this downward rate pressure, the Fund was able to generate positive returns for investors during the period with an average SEC 30 Day Yield of .4025% and a yield of 0.35% at the May month-end.

PIFI saw slightly negative performance during its inaugural period as fixed income markets experienced a substantial shift in both the yield curve and bond prices as both government and corporate bonds fell. It also underperformed the Bloomberg Barclays Intermediate Government/Credit Bond Index during the shortened period as portfolio construction detracted during volatile trading in the 4th quarter of 2020. Despite the initial performance figures, the portfolio has been constructed with a very high credit quality, a conservative interest rate risk relative to the market and a very high level of liquidity. This allowed the portfolio to outperform the benchmark on a relative basis in the first half of 2021. As the U.S. economy began to re-open at the beginning of the year, investors shunned low interest rates and low corporate bond risk premiums, and markets fell sharply. In April and May, markets steadied and slight gains returned to fixed income sectors.

The ClearShares team looks forward to serving your investment needs and we thank you for your continued trust.

Sincerely,

Thomas E. Deegan
Chief Executive Officer

The opinions expressed are those of the Portfolio Manager and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

The market price is the Mid-Point between the Bid and Ask price as of the close of exchange. Since the Funds’ shares typically do not trade in the secondary market until several days after the Funds’ inception, for the period from inception to the first day of secondary market trading in shares, the beginning NAV of the Fund is used to calculate market returns.

ClearShares ETFs

Past performance is not indicative of future results.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may be only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Additional risks include, but are not limited to, investments in debt securities including high yield and mortgage and asset backed securities, foreign and emerging markets securities, REITs, MLPs, small-and mid-cap securities, and investment in other ETFs. The Funds invest in other investment companies and bear the proportionate share of fees and expenses of other investment companies. Please refer to the prospectus for additional risks of investing in the Funds.

OCIO’s benchmark of S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. The benchmark is rebalanced monthly.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. It is not possible to invest directly in an index.

OPER’s benchmark of ICE BofA Merrill Lynch U.S. Treasury Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

PIFI’s benchmark of Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the U.S. Aggregate Index with less than 10 years to maturity.

The definition of duration in reference to Fixed Income is the measure of the sensitivity of the price of a security to a change in interest rates. Duration is expressed as a number of years.

ClearShares LLC is the investment adviser to ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF.

The ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF are distributed by Quasar Distributors, LLC.

ClearShares OCIO ETF

Performance Summary
(Unaudited)

Average Annual Returns Year Ended May 31, 2021	One Year	Since Inception (a)
ClearShares OCIO ETF - NAV	24.38%	8.92%
ClearShares OCIO ETF - Market	24.38%	8.95%
S&P Target Risk Growth Index	24.88%	9.57%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 26, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating

ClearShares OCIO ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

expenses as stated in the fee table to the Fund’s prospectus dated September 30, 2020, is 0.63%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Inception date is June 26, 2017.

ClearShares Ultra-Short Maturity ETF

Performance Summary
(Unaudited)

Average Annual Returns Year Ended May 31, 2021	One Year	Since Inception (a)
ClearShares Ultra-Short Maturity ETF - NAV	0.42%	1.33%
ClearShares Ultra-Short Maturity ETF - Market	0.43%	1.34%
ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index (b)	0.11%	1.38%

This chart illustrates the performance of a hypothetical $10,000 investment made on July 10, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions

ClearShares Ultra-Short Maturity ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated September 30, 2020, is 0.20%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Inception date is July 10, 2018.
(b)

ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

ClearShares Piton Intermediate Fixed Income ETF

Performance Summary
(Unaudited)

Cumulative Returns Period Ended May 31, 2021	Since Inception (a)
ClearShares Piton Intermediate Fixed Income ETF - NAV	-0.79%
ClearShares Piton Intermediate Fixed Income ETF - Market	-0.79%
Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index	-0.52%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 1, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions

ClearShares Piton Intermediate Fixed Income ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated September 29, 2020 is 0.45%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Inception date is October 1, 2020.

ClearShares ETFs

Portfolio Allocations
As of May 31, 2021 (Unaudited)

ClearShares OCIO ETF
Security Type	Percentage of Net Assets
Exchange-Traded Funds - Domestic Equity	44.9%
Exchange-Traded Funds - Fixed Income	30.9
Exchange-Traded Funds - Global Equity	24.1
Short-Term Investments	0.2
Investments Purchased with Proceeds from Securities Lending	25.4
Liabilities in Excess of Other Assets	(25.5)
Total	100.0%

ClearShares Ultra-Short Maturity ETF
Security Type	Percentage of Net Assets
Repurchase Agreements	100.0%
Short-Term Investments	0.0(a)
Liabilities in Excess of Other Assets	(0.0)(a)
Total	100.0%

(a)	Less than 0.05%.

ClearShares Piton Intermediate Fixed Income ETF
Security Type	Percentage of Net Assets
Corporate Bonds	54.3%
U.S. Government Agency Issues	24.5
U.S. Government Notes/Bonds	12.8
Municipal Bonds	3.6
Short-Term Investments	3.3
Certificates of Deposit	0.8
Foreign Government Notes/Bonds	0.4
Other Assets in Excess of Liabilities	0.3
Total	100.0%

ClearShares OCIO ETF

Schedule of Investments
May 31, 2021

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 99.9% (e)
	Domestic Equity — 44.9%
10,999	iShares Core S&P 500 ETF	$4,637,728
10,150	iShares Core S&P Mid-Cap ETF	2,766,078
28,023	iShares Core S&P Small-Cap ETF	3,162,396
68,684	iShares MSCI USA Min Vol Factor ETF (b)	4,985,085
30,356	iShares Preferred & Income Securities ETF	1,179,331
81,650	Schwab 1000 Index ETF (b)	3,403,172
68,123	Schwab U.S. Dividend Equity ETF	5,240,702
102,580	SPDR Portfolio S&P 1500 Composite Stock Market ETF	5,343,392
48,520	SPDR Portfolio S&P 500 Value ETF	1,951,474
7,583	SPDR S&P 500 ETF Trust (b)	3,185,163
19,803	Vanguard Growth ETF (b)	5,364,237
11,281	Vanguard S&P 500 ETF	4,355,933
23,446	Vanguard Total Stock Market ETF	5,113,338
44,772	Vanguard Value ETF (b)	6,265,841
		56,953,870
	Global Equity — 24.1%
75,723	iShares Core MSCI EAFE ETF	5,815,527
63,447	iShares Core MSCI Total International Stock ETF (b)	4,721,091
93,591	Vanguard FTSE All-World ex-US ETF	6,009,478
118,330	Vanguard FTSE Developed Markets ETF (b)	6,202,859
109,272	Vanguard FTSE Emerging Markets ETF (b)	5,887,575
18,693	Vanguard Total World Stock ETF	1,923,697
		30,560,227
	Fixed Income — 30.9%
21,182	ClearShares Ultra-Short Maturity ETF (c)	2,120,106
29,327	iShares Broad USD High Yield Corporate Bond ETF	1,209,445
64,989	iShares Core Total USD Bond Market ETF	3,452,216
31,298	iShares Core U.S. Aggregate Bond ETF	3,585,186
9,552	iShares iBoxx $ Investment Grade Corporate Bond ETF (b)	1,258,094
24,918	iShares Intermediate Government/Credit Bond ETF (b)	2,881,019
50,814	Schwab U.S. Aggregate Bond ETF	2,756,660
19,968	Schwab U.S. TIPS ETF	1,245,604
96,859	SPDR Portfolio Aggregate Bond ETF	2,889,304
32,540	Vanguard Intermediate-Term Bond ETF	2,910,703

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Schedule of Investments
May 31, 2021 (Continued)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 99.9% (Continued) (e)
	Fixed Income — 30.9% (Continued)
41,810	Vanguard Intermediate-Term Corporate Bond ETF (b)	$3,938,084
35,209	Vanguard Intermediate-Term Treasury ETF	2,385,762
19,854	Vanguard Mortgage-Backed Securities ETF	1,061,296
34,103	Vanguard Short-Term Bond ETF	2,810,087
21,619	Vanguard Short-Term Corporate Bond ETF (b)	1,791,350
33,434	Vanguard Total Bond Market ETF	2,850,583
		39,145,499
	TOTAL EXCHANGE-TRADED FUNDS (Cost $101,200,529)	126,659,596

	SHORT-TERM INVESTMENTS — 0.2%
248,902	First American Government Obligations Fund, Class X, 0.03% (a)	248,902
	TOTAL SHORT-TERM INVESTMENTS (Cost $248,902)	248,902
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 25.4%
32,244,290	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (a)(d)	32,244,290
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $32,244,290)	32,244,290
	TOTAL INVESTMENTS — 125.5% (Cost $133,693,721)	159,152,788
	Liabilities in Excess of Other Assets — (25.5)%	(32,287,858)
	NET ASSETS — 100.0%	$126,864,930

Percentages are stated as a percent of net assets.
(a)	Rate shown is the annualized seven-day yield as of May 31, 2021.
(b)	All or a portion of this security is out on loan as of May 31, 2021. Total value of securities out on loan is $31,641,594 or 24.9% of net assets.
(c)	Affiliated exchange-traded fund. See Note 7 in Notes to Financial Statements.
(d)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.
(e)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 11 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

SCHEDULE OF INVESTMENTS
May 31, 2021

Principal Amount	Security Description	Value
	REPURCHASE AGREEMENTS — 100.0%
$17,050,000	Cantor Fitzgerald & Company — 0.28%, dated 5/26/2021, matures 6/02/2021, repurchase price $17,050,928 (collateralized by various government and agency obligations: Total Value $17,507,259)	$17,050,000
700,000	Cantor Fitzgerald & Company — 0.28%, dated 5/28/2021, matures 6/02/2021, repurchase price $700,027 (collateralized by various government and agency obligations: Total Value $769,944)	700,000
11,340,000	CF Secured, LLC — 0.30%, dated 5/10/2021, matures 6/09/2021, repurchase price $11,342,835 (collateralized by various government and agency obligations: Total Value $11,582,695)	11,340,000
31,000,000	Chimera RMBS, LLC — 0.71%, dated 5/13/2021, matures 6/10/2021, repurchase price $31,017,119 (collateralized by various government and agency obligations: Total Value $35,842,827)	31,000,000
60,000,000	Mirae Asset Securities (USA), Inc. - 0.60%, dated 5/27/2021, matures 6/03/2021, repurchase price $60,007,000 (collateralized by various government and agency obligations: Total Value $61,207,141)	60,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $120,090,000)	120,090,000
Shares
	SHORT-TERM INVESTMENTS — 0.0% (b)
10,890	First American Government Obligations Fund, Class X, 0.03% (a)	10,890
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,890)	10,890
	TOTAL INVESTMENTS — 100.0% (Cost $120,100,890)	120,100,890
	Liabilities in Excess of Other Assets — 0.0% (b)	(1,629)
	NET ASSETS — 100.0%	$120,099,261

Percentages are stated as a percent of net assets.
(a)	Rate shown is the annualized seven-day yield as of May 31, 2021.
(b)	Less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2021

Principal Amount	Security Description	Value
	CERTIFICATES OF DEPOSIT — 0.8%
	Finance and Insurance — 0.8%
	Greenstate Credit Union
$250,000	7/29/2022, 0.300%	$250,666
	TOTAL CERTIFICATES OF DEPOSIT (Cost $249,437)	250,666

	CORPORATE BONDS — 54.3%
	Accommodation and Food Services — 1.1%
	McDonald’s Corporation
350,000	01/15/2022, 2.625%	355,265

	Administrative and Support and Waste Management and Remediation Services — 2.6%
	Private Export Funding Corporation
312,000	12/15/2021, 4.300%	319,075
	Waste Management, Inc.
500,000	09/15/2022, 2.900%	513,524
		832,599
	Finance and Insurance — 19.6%
	American Express Company
300,000	11/05/2021, 0.776% (3 Month U.S. LIBOR + 0.600%) (a)	300,616
	Bank of America Corporation
350,000	01/11/2023, 3.300%	367,139
	Bank of New York Mellon Corporation
350,000	08/16/2023, 2.200%	363,587
	Berkshire Hathaway, Inc.
536,000	03/15/2026, 3.125%	588,302
	BlackRock, Inc.
462,000	03/15/2027, 3.200%	514,367
	Capital One Financial Corporation
400,000	01/29/2024, 3.900%	433,682
	Caterpillar Financial Services Corporation
317,000	05/13/2022, 0.950%	319,429
	Goldman Sachs Group, Inc.
350,000	03/08/2024, 0.673% (b)	351,065

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2021 (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 54.3% (Continued)
	Finance and Insurance — 19.6% (Continued)
	Intercontinental Exchange, Inc.
$550,000	10/15/2023, 4.000%	$595,133
	JPMorgan Chase & Company
350,000	02/16/2025, 0.563% (b)	349,403
	Morgan Stanley
400,000	11/10/2023, 0.560% (b)	400,943
	Royal Bank of Canada
570,000	04/29/2022, 2.800%	583,737
	State Street Corporation
480,000	08/18/2025, 3.550%	535,535
	Truist Bank
300,000	05/17/2022, 2.800%	306,984
	UnitedHealth Group, Inc.
300,000	05/15/2030, 2.000%	298,959
		6,308,881
	Information — 4.2%
	Microsoft Corporation
400,000	02/06/2024, 2.875%	425,499
	Oracle Corporation
350,000	10/15/2022, 2.500%	360,659
	Verizon Communications, Inc.
525,000	03/22/2030, 3.150%	559,248
		1,345,406
	Manufacturing — 15.8%
	Alphabet, Inc.
350,000	08/15/2026, 1.998%	367,479
	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.
350,000	02/01/2026, 3.650%	387,720
	Apple, Inc.
500,000	05/03/2023, 2.400%	520,115
	Exxon Mobil Corporation
350,000	03/19/2025, 2.992%	377,664

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2021 (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 54.3% (Continued)
	Manufacturing — 15.8% (Continued)
	General Dynamics Corporation
$250,000	06/01/2026, 1.150%	$251,600
	Honeywell International, Inc.
477,000	08/19/2022, 0.483%	477,377
	Intel Corporation
400,000	07/29/2025, 3.700%	444,185
	J.M. Smucker Company
650,000	03/15/2025, 3.500%	710,796
	PepsiCo, Inc.
400,000	03/01/2024, 3.600%	432,424
	Pfizer, Inc.
585,000	06/03/2026, 2.750%	634,338
	Procter & Gamble Company
500,000	10/29/2025, 0.550%	497,241
		5,100,939
	Mining, Quarrying, and Oil and Gas Extraction — 1.1%
	Shell International Finance BV
350,000	11/07/2029, 2.375%	359,468

	Professional, Scientific, and Technical Services — 1.7%
	International Business Machines Corporation
550,000	01/27/2022, 2.500%	558,491

	Real Estate and Rental and Leasing — 0.5%
	Toyota Motor Credit Corporation
150,000	10/14/2022, 0.350%	150,354

	Retail Trade — 6.3%
	Amazon.com, Inc.
325,000	08/22/2024, 2.800%	348,108
	Chevron Corporation
400,000	05/11/2023, 1.141%	406,845
	Costco Wholesale Corporation
400,000	06/20/2027, 1.375%	402,728

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2021 (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 54.3% (Continued)
	Retail Trade — 6.3% (Continued)
	CVS Health Corporation
$350,000	03/09/2023, 3.700%	$370,099
	Walmart, Inc.
450,000	06/26/2028, 3.700%	511,328
		2,039,108
	Wholesale Trade — 1.4%
	Sysco Corporation
350,000	04/01/2030, 5.950%	446,167
	TOTAL CORPORATE BONDS (Cost $17,547,982)	17,496,678

	FOREIGN GOVERNMENT NOTES/BONDS — 0.4%
	Israel Government AID Bond
120,000	04/26/2024, 5.500%	137,777
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $137,959)	137,777

	MUNICIPAL BONDS — 3.6%
	City of Austin, Texas Electric Utility Revenue - Class A
200,000	11/15/2025, 2.677%	215,946
	City of Pasadena, California
245,000	05/01/2030, 4.050%	274,754
	Salt Lake City Redevelopment Agency
600,000	04/01/2026, 5.111%	666,986
	TOTAL MUNICIPAL BONDS (Cost $1,161,807)	1,157,686

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2021 (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT AGENCY ISSUES — 24.5%
	Federal Farm Credit Banks Funding Corporation
$150,000	02/10/2025, 0.320%	$148,429
	Federal Home Loan Banks
350,000	10/21/2022, 0.125%	350,108
350,000	03/23/2026, 1.000%	350,014
300,000	02/26/2027, 0.900%	297,621
1,000,000	11/16/2028, 3.250%	1,136,159
	Federal Home Loan Mortgage Corporation
500,000	04/20/2023, 0.375%	502,051
1,000,000	10/16/2023, 0.125%	998,514
500,000	05/15/2024, 0.360%	500,116
500,000	10/28/2024, 0.410%	499,218
1,000,000	07/21/2025, 0.375%	990,479
	Federal National Mortgage Association
200,000	01/11/2022, 2.625%	203,178
500,000	04/22/2025, 0.625%	501,831
800,000	10/08/2027, 0.750%	779,073
500,000	08/05/2030, 0.875%	468,345
	Tennessee Valley Authority
150,000	02/01/2027, 2.875%	165,071
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $7,922,725)	7,890,207

	U.S. GOVERNMENT NOTES/BONDS — 12.8%
	U.S. Treasury Bonds — 3.1%
	United States Treasury Inflation Indexed Bonds
516,550	07/15/2030, 0.125%	570,693
407,008	01/15/2031, 0.125%	446,954
		1,017,647

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2021 (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT NOTES/BONDS — 12.8% (Continued)
	U.S. Treasury Notes — 9.7%
	United States Treasury Notes
$500,000	10/31/2022, 0.125%	$500,176
1,000,000	10/15/2023, 0.125%	998,594
1,000,000	09/30/2025, 0.250%	983,437
175,000	03/31/2028, 1.250%	175,273
500,000	08/15/2030, 0.625%	460,449
		3,117,929
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $4,129,335)	4,135,576

Shares
	SHORT-TERM INVESTMENTS — 3.3%
1,057,132	First American Government Obligations Fund, Class X — 0.03% (c)	1,057,132
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,057,132)	1,057,132
	TOTAL INVESTMENTS — 99.7% (Cost $32,206,377)	32,125,722
	Other Assets in Excess of Liabilities — 0.3%	111,198
	NET ASSETS — 100.0%	$32,236,920

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate

(a)	Floating rate security based on a reference index and spread. Rate disclosed is the rate in effect as of May 31, 2021.
(b)	Fixed to variable rate security based on a reference index and spread. Security is currently in the fixed phase. Rate disclosed is the rate in effect as of May 31, 2021.
(c)	Rate shown is the annualized seven-day yield as of May 31, 2021.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Assets and Liabilities
May 31, 2021

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
ASSETS
Investments in Unaffiliated Securities, at Value(a)(b)	$157,032,682	$120,100,890	$32,125,722
Investments in Affiliated Securities, at Value(a)	2,120,106	—	—
Interest Receivable	6	19,514	126,930
Securities Lending Income Receivable	14,142	—	—
Cash	635	—	—
Total Assets	159,167,571	120,120,404	32,252,652

LIABILITIES
Management Fees Payable, Net of Waiver	58,351	21,143	15,732
Collateral Received for Securities Loaned (See Note 4)	32,244,290	—	—
Total Liabilities	32,302,641	21,143	15,732

NET ASSETS	$126,864,930	$120,099,261	$32,236,920

NET ASSETS CONSIST OF:
Paid-in Capital	$100,201,003	$120,088,525	$32,398,509
Total Distributable Earnings (Accumulated Deficit)	26,663,927	10,736	(161,589)
Net Assets	$126,864,930	$120,099,261	$32,236,920

Net Asset Value (unlimited shares authorized):
Net Assets	$126,864,930	$120,099,261	$32,236,920
Shares Outstanding (No Par Value)	3,950,000	1,200,000	325,000
Net Asset Value, Offering and Redemption Price per Share	$32.12	$100.08	$99.19

(a) Identified Cost:
Investments in Unaffiliated Securities	$131,574,353	$120,100,890	$32,206,377
Investments in Affiliated Securities	2,119,368	—	—
(b) Includes loaned securities with a value of	$31,641,594	$—	$—

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Operations
For The Year/Period Ended May 31, 2021

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF (a)
INVESTMENT INCOME
Dividends from Unaffiliated Investments	$2,188,193	$—	$—
Dividends from Affiliated Investments	13,682	—	4,093
Securities Lending Income, Net	103,723	—	—
Interest	176	759,374	111,531
Total Investment Income	2,305,774	759,374	115,624

EXPENSES
Management Fees	640,104	244,768	94,098
Total Expenses Before Waiver	640,104	244,768	94,098
Less Management Fees Waived (See Note 3)	(6,155)	—	(2,263)
Net Expenses	633,949	244,768	91,835

Net Investment Income (Loss)	1,671,825	514,606	23,789

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	2,900,665	—	(98,064)
Investments in Affiliated Securities	(1,348)	—	(1,066)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Unaffiliated Securities	20,600,659	—	(80,655)
Investments in Affiliated Securities	554	—	—
Net Realized and Unrealized Gain (Loss) on Investments	23,500,530	—	(179,785)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,172,355	$514,606	$(155,996)

(a)	The Fund commenced operations on October 1, 2020.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Changes in Net Assets

	ClearShares OCIO ETF
	Year Ended May 31, 2021	Year Ended May 31, 2020
OPERATIONS
Net Investment Income (Loss)	$1,671,825	$2,321,904
Net Realized Gain (Loss) on Investments	2,899,317	730,854
Change in Unrealized Appreciation (Depreciation) of Investments	20,601,213	3,396,781
Net Increase (Decrease) in Net Assets Resulting from Operations	25,172,355	6,449,539

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(2,839,146)	(3,210,078)
Total Distributions to Shareholders	(2,839,146)	(3,210,078)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	2,801,200
Payments for Shares Redeemed	—	(8,019,400)
Capital Contributions	—	12,090
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	—	(5,206,110)
Net Increase (Decrease) in Net Assets	$22,333,209	$(1,966,649)

NET ASSETS
Beginning of Year	$104,531,721	$106,498,370
End of Year	$126,864,930	$104,531,721

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	—	100,000
Shares Redeemed	—	(300,000)
Net Increase (Decrease)	—	(200,000)

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements OF CHANGES IN NET ASSETS

	ClearShares Ultra-Short Maturity ETF
	Year Ended May 31, 2021	Year Ended May 31, 2020
OPERATIONS
Net Investment Income (Loss)	$514,606	$844,698
Net Increase (Decrease) in Net Assets Resulting from Operations	514,606	844,698

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(529,631)	(956,180)
Total Distributions to Shareholders	(529,631)	(956,180)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	20,019,380	85,075,465
Payments for Shares Redeemed	(15,013,730)	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	5,005,650	85,075,465
Net Increase (Decrease) in Net Assets	$4,990,625	$84,963,983

NET ASSETS
Beginning of Year	$115,108,636	$30,144,653
End of Year	$120,099,261	$115,108,636

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	200,000	850,000
Shares Redeemed	(150,000)	—
Net Increase (Decrease)	50,000	850,000

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statement OF CHANGEs IN NET ASSETS

ClearShares Piton Intermediate Fixed Income ETF (a)
Period Ended May 31, 2021
OPERATIONS
Net Investment Income (Loss)	$23,789
Net Realized Gain (Loss) on Investments	(99,130)
Change in Unrealized Appreciation (Depreciation) of Investments	(80,655)
Net Increase (Decrease) in Net Assets Resulting from Operations	(155,996)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(5,593)
Total Distributions to Shareholders	(5,593)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	62,117,128
Payments for Shares Redeemed	(29,742,430)
Transaction Fees (See Note 10)	23,811
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	32,398,509
Net Increase (Decrease) in Net Assets	$32,236,920

NET ASSETS
Beginning of Period	$—
End of Period	$32,236,920

(a)	The Fund commenced operations on October 1, 2020. The information presented is for the period from October 1, 2020 to May 31, 2021.
(b)	Summary of capital share transactions is as follows:

Shares
Shares Sold	625,000
Shares Redeemed	(300,000)
Net Increase (Decrease)	325,000

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Financial Highlights
For a capital share outstanding throughout the year/period

	ClearShares OCIO ETF
	Year Ended May 31, 2021	Year Ended May 31, 2020	Year Ended May 31, 2019	Period Ended May 31, 2018 (a)
Net Asset Value, Beginning of Year/Period	$26.46	$25.66	$26.51	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)(c)	0.42	0.59	0.49	0.36
Net Realized and Unrealized Gain (Loss) on Investments(j)	5.96	1.04	(0.82)	1.38
Total Income (loss) from Investment Operations	6.38	1.63	(0.33)	1.74

DISTRIBUTIONS TO SHAREHOLDERS:
From Net Investment Income	(0.48)	(0.83)	(0.31)	(0.23)
From Net Realized Gain	(0.24)	—	(0.21)	—
Total Distributions	(0.72)	(0.83)	(0.52)	(0.23)

CAPITAL SHARE TRANSACTIONS:
Capital Contributions (b)	—	0.00 (i)	—	—

Net Asset Value, End of Year/Period	$32.12	$26.46	$25.66	$26.51

Total Return	24.38%	6.34%	-1.11%	6.95	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Year/Period (000’s)	$126,865	$104,532	$106,498	$112,678

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	ClearShares OCIO ETF
	Year Ended May 31, 2021	Year Ended May 31, 2020	Year Ended May 31, 2019		Period Ended May 31, 2018 (a)
RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (Before Management Fees Waived) (e)	0.55%	0.55%	0.57	%(g)	0.75	%(f)
Expenses to Average Net Assets (After Management Fees Waived) (e)	0.54%	0.54%	0.54	%(g)	0.55	%(f)
Net Investment Income (Loss) to Average Net Assets (Before Management Fees Waived) (c)	1.43%	2.17%	1.86%		1.27	%(f)
Net Investment Income (Loss) to Average Net Assets (After Management Fees Waived) (c)	1.44%	2.18%	1.89%		1.47	%(f)

Portfolio Turnover Rate (h)	24%	50%	28%		31	%(d)

(a)	Commencement of operations on June 26, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(d)	Not annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)

Prior to July 16, 2018, ClearShares OCIO ETF paid the Adviser a management fee of 0.75% and contractually waived 0.20% of its management fee for the Fund, resulting in $27,866 waived for the year ended May 31, 2019.

(h)	Excludes impact of in-kind transactions.
(i)	Represents less than $0.005. See Note 3 in Notes to Financial Statements.
(j)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	ClearShares Ultra-Short Maturity ETF
	Year Ended May 31, 2021	Year Ended May 31, 2020	Period Ended May 31, 2019 (a)
Net Asset Value, Beginning of Year/Period	$100.09	$100.48	$100.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.42	1.25	1.87
Net Realized and Unrealized Gain (Loss) on Investments (f)	—	0.29	—
Total Income (loss) from Investment Operations	0.42	1.54	1.87

DISTRIBUTIONS TO SHAREHOLDERS:
From Net Investment Income	(0.43)	(1.93)	(1.39)
Total Distributions	(0.43)	(1.93)	(1.39)

Net Asset Value, End of Year/Period	$100.08	$100.09	$100.48

Total Return	0.42%	1.56%	1.88	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Year/Period (000’s)	$120,099	$115,109	$30,145

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.20%	0.20%	0.28	%(d)(g)
Net Investment Income (Loss) to Average Net Assets	0.42%	1.25%	2.12	%(d)

Portfolio Turnover Rate (e)	0%	0%	0	%(c)

(a)	Commencement of operations on July 10, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the year.

(g)	Prior to April 1, 2019, ClearShares Ultra-Short Maturity ETF paid the Adviser a management fee of 0.30%.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	ClearShares Piton Intermediate Fixed Income ETF
	Period Ended May 31, 2021(a)
Net Asset Value, Beginning of Period	$100.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.07
Net Realized and Unrealized Gain (Loss) on Investments (f)	(0.94)
Total Income (loss) from Investment Operations	(0.87)

DISTRIBUTIONS TO SHAREHOLDERS:
From Net Investment Income	(0.02)
Total Distributions	(0.02)

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (See Note 10)	0.08

Net Asset Value, End of Period	$99.19

Total Return	-0.79	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$32,237

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (Before Management Fees Waived)	0.45	%(d)
Expenses to Average Net Assets (After Management Fees Waived)	0.44	%(d)
Net Investment Income (Loss) to Average Net Assets (Before Management Fees Waived)	0.10	%(d)
Net Investment Income (Loss) to Average Net Assets (After Management Fees Waived)	0.11	%(d)

Portfolio Turnover Rate (e)	80	%(c)

(a)	Commencement of operations on October 1, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Notes to Financial Statements
May 31, 2021

NOTE 1 – ORGANIZATION

ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). ClearShares OCIO ETF is a diversified “fund of funds” that seeks to outperform a traditional 60/40 mix of global equity and fixed-income investments and commenced operations on June 26, 2017. ClearShares Ultra-Short Maturity ETF is a diversified fund that seeks current income and commenced operations on July 10, 2018. ClearShares Piton Intermediate Fixed Income ETF is a non-diversified fund that seeks current income consistent with the long term preservation of capital and commenced operations on October 1, 2020.

The end of the reporting period for the Funds is May 31, 2021. The period covered by these Notes to Financial Statements for the ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF is the fiscal year ended May 31, 2021 (the “current fiscal period”). The period covered by these Notes to Financial Statements for the ClearShares Piton Intermediate Fixed Income ETF is the period from October 1, 2020 to May 31, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2021 (Continued)

a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

The Funds price repurchase agreements at cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2021 (Continued)

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

ClearShares OCIO ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$126,659,596	$—	$—	$126,659,596
Short-Term Investments	248,902	—	—	248,902
Investments Purchased with Proceeds from Securities Lending	—	32,244,290	—	32,244,290
Total Investments in Securities	$126,908,498	$32,244,290	$—	$159,152,788

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2021 (Continued)

ClearShares Ultra-Short Maturity ETF
Assets	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$120,090,000	$—	$120,090,000
Short-Term Investments	10,890	—	—	10,890
Total Investments in Securities	$10,890	$120,090,000	$—	$120,100,890

ClearShares Piton Intermediate Fixed Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$250,666	$—	$250,666
Corporate Bonds	—	17,496,678	—	17,496,678
Foreign Government Notes/Bonds	—	137,777	—	137,777
U.S. Government Agency Issues	—	7,890,207	—	7,890,207
Municipal Bonds	—	1,157,686	—	1,157,686
U.S. Government Notes/Bonds	—	4,135,576	—	4,135,576
Short-Term Investments	1,057,132	—	—	1,057,132
Total Investments in Securities	$1,057,132	$31,068,590	$—	$32,125,722

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2021 (Continued)

reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as interest income on the Statements of Operations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by ClearShares Ultra-Short Maturity ETF on a monthly basis and by ClearShares OCIO ETF

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2021 (Continued)

and ClearShares Piton Intermediate Fixed Income ETF on a quarterly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the current fiscal period, there were no reclassifications made.

During the current fiscal period, the Funds realized no net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Funds’ financial statements.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2021 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ClearShares LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Piton Investment Management, LP (the “Sub-Adviser”) for ClearShares Piton Intermediate Fixed Income ETF, transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, ClearShares OCIO ETF pays the Adviser 0.55%, ClearShares Ultra-Short Maturity ETF pays the Adviser 0.20% and ClearShares Piton Intermediate Fixed Income ETF pays the Adviser 0.45% at an annual rate based on each Funds’ average daily net assets, respectively.

The Adviser has contractually agreed to waive the proportionate amount of the ClearShares OCIO ETF’s management fee and voluntarily agreed to waive the proportionate amount of the ClearShares Piton Intermediate Fixed Income ETF’s management fee as applied to the net assets of each Fund invested in ClearShares Ultra-Short Maturity ETF, for which the Adviser also serves as investment adviser, at least through September 30, 2021, resulting in $6,155 waived from ClearShares OCIO ETF and $2,263 waived from ClearShares Piton Intermediate Fixed Income ETF during the current fiscal period. As a result, the Adviser receives a management fee of 0.35% from assets of ClearShares OCIO ETF invested in ClearShares Ultra-Short Maturity ETF and 0.25% from assets of ClearShares Piton Intermediate Fixed Income ETF invested in ClearShares Ultra-Short Maturity ETF. The contractual arrangement for ClearShares OCIO ETF may only be changed or eliminated by the Board upon 60 days’ written notice to the Adviser. The fee waivers during the current fiscal period are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2021 (Continued)

reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the ClearShares OCIO ETF.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

ClearShares OCIO ETF may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. ClearShares OCIO ETF receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. ClearShares OCIO ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of ClearShares OCIO ETF. ClearShares OCIO ETF has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, ClearShares OCIO ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2021 (Continued)

subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. ClearShares OCIO ETF could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although ClearShares OCIO ETF is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the ClearShares OCIO ETF were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$ 31,641,594	$ 32,244,290

*

The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by ClearShares OCIO ETF on the investment of cash collateral received from borrowers for the securities loaned to it (“Securities Lending Income, Net”) is reflected in the Statement of Operations. Net securities lending income earned on collateral investments and recognized by ClearShares OCIO ETF during the current fiscal period was $103,723.

NOTE 5 – REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Funds acquire a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Funds and is unrelated to the interest rate on the underlying collateral instruments. The Funds require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including an amount representing accrued interest. The fair value of the underlying collateral instruments is marked to market daily by the Funds’ Tri-Party Custodian, The Bank of New York Mellon. If the fair value of the instruments is less than 102% of the repurchase price, the seller will

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2021 (Continued)

transfer additional securities to The Bank of New York Mellon to cure the deficit. In the event of a seller default, the seller’s obligation to repurchase all securities at the repurchase price on the maturity date becomes immediately due and payable to the Funds, all income paid after the default will be retained by the Funds and applied to the aggregate unpaid repurchase price, and The Bank of New York Mellon will deliver the underlying collateral instruments to the Funds. The Funds could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Funds are seeking to enforce their rights under the repurchase agreement; (b) possible reduced levels or income or lack of access to income during this period; and (c) expenses of enforcing their rights.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending and repurchase agreements, no additional offsetting disclosures have been made on behalf of the Funds.

As of the end of the current fiscal period, the Funds had repurchase agreements with the following weighted average maturity by seller.

Fund Name	Seller	Weighted Average Days to Maturity
ClearShares OCIO ETF	N/A	N/A
ClearShares Ultra-Short Maturity ETF	Cantor Fitzgerald & Company	0.30
	CF Secured, LLC	0.85
	Chimera RMBS, LLC	2.58
	Mirae Asset Securities (USA), Inc.	1.50
ClearShares Piton Intermediate Fixed Income ETF	N/A	N/A

NOTE 6 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ClearShares OCIO ETF	$27,505,185	$28,638,982
ClearShares Ultra-Short Maturity ETF	$—	$—
ClearShares Piton Intermediate Fixed Income ETF	$56,181,591	$25,431,922

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2021 (Continued)

There were no purchases or sales of U.S. Government securities in ClearShares OCIO ETF or ClearShares Ultra-Short Maturity ETF during the current fiscal period. Included in the amounts for ClearShares Piton Intermediate Fixed Income ETF are $28,407,551 of purchases and $16,292,971 of sales in long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, there were no in-kind transactions associated with creations and redemptions for any of the Funds.

NOTE 7 – TRANSACTIONS WITH AFFILIATED SECURITIES

Investments in issuers considered to be affiliate(s) of the Funds during the year ended May 31, 2021 for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in ClearShares Ultra-Short Maturity ETF	ClearShares OCIO ETF	ClearShares Piton Intermediate Fixed Income ETF (1)
Value at May 31, 2020	$3,432,157	$—
Purchases at Cost	550,780	4,228,524
Proceeds from Sales	(1,862,037)	(4,227,458)
Net Realized Gain (Loss)	(1,348)	(1,066)
Change in Unrealized Appreciation (Depreciation)	554	—
Value at May 31, 2021	$2,120,106	$—
Shares held at May 31, 2021	21,182	—
Dividend Income	$13,682	$4,093

(1)	Commencement of operations on October 1, 2020.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2021 (Continued)

NOTE 8 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of May 31, 2021 in the Funds, were as follows:

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
Tax cost of investments	$133,693,813	$120,100,890	$32,280,309
Gross tax unrealized appreciation	$25,606,142	$—	$49,716
Gross tax unrealized depreciation	(147,167)	—	(204,303)
Net tax unrealized appreciation (depreciation)	25,458,975	—	(154,587)
Undistributed ordinary income	40,831	10,736	18,196
Undistributed long-term capital gains	1,164,121	—	—
Other accumulated gain (loss)	—	—	(25,198)
Distributable Earnings (accumulated deficit)	$26,663,927	$10,736	$(161,589)

The difference between book and tax-basis cost is attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2021, the Funds did not have any Post-October losses or late-year ordinary losses.

At May 31, 2021, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
ClearShares OCIO ETF	$—	$—	N/A
ClearShares Ultra-Short Maturity ETF	$—	$—	N/A
ClearShares Piton Intermediate Fixed Income ETF	$25,198	$—	Indefinite

During the current fiscal period, the ClearShares OCIO ETF utilized $776,613 of short-term capital loss carryforward.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2021 (Continued)

The tax character of distributions paid by the Funds during the year/period ended May 31, 2021 and the fiscal year ended May 31, 2020, was as follows:

	Year/Period Ended May 31, 2021		Year Ended May 31, 2020
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
ClearShares OCIO ETF	$1,880,639	$958,507	$3,210,078	$—
ClearShares Ultra-Short Maturity ETF	$529,631	$—	$956,180	$—
ClearShares Piton Intermediate Fixed Income ETF	$5,593	$—	N/A	N/A

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the current fiscal period, there is one shareholder who owned, of record or beneficially, more than 25% of ClearShares OCIO ETF’s shares.

NOTE 10 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, for ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF and 25,000 shares for ClearShares Piton Intermediate Fixed Income ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2021 (Continued)

The Funds currently offer one class of shares, which have no front end-sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $250. The standard fixed transaction fee for the Funds is payable to the Custodian. The standard fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the Creation Order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 11 – RISKS

Interest rate risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

Investment Company Risk. The risks of investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective. Investments in ETFs are also

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2021 (Continued)

subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

ClearShares ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of ClearShares ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF, and ClearShares Piton Intermediate Fixed Income ETF (the “Funds”), each a series of ETF Series Solutions, as of May 31, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ClearShares OCIO ETF	For the year ended May 31, 2021	For the years ended May 31, 2021 and 2020	For the years ended May 31, 2021, 2020 and 2019 and for the period from June 26, 2017 (commencement of operations) through May 31, 2018
ClearShares Ultra-Short Maturity ETF	For the year ended May 31, 2021	For the years ended May 31, 2021 and 2020	For the years ended May 31, 2021 and 2020 and for the period from July 10, 2018 (commencement of operations) through May 31, 2019
ClearShares Piton Intermediate Fixed Income ETF	For the period from October 1, 2020 (commencement of operations) through May 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with

ClearShares ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 29, 2021

ClearShares ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	49	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	49	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	49	Independent Trustee, PPM Funds (3 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	49	None

ClearShares ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016-2020); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Zoller Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

ClearShares ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.clear-shares.com.

ClearShares ETFs

Expense Example
For the Six-Months Ended May 31, 2021 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ClearShares OCIO ETF
	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$ 1,000.00	$ 1,101.70	$2.88	0.55%
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.19	$2.77	0.55%

ClearShares ETFs

EXPENSE EXAMPLE
For the Six-Months Ended May 31, 2021 (Unaudited) (Continued)

ClearShares Ultra-Short Maturity ETF
	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$ 1,000.00	$ 1,001.90	$1.00	0.20%
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,023.93	$1.01	0.20%

ClearShares Piton Intermediate Fixed Income ETF
	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$ 1,000.00	$ 992.10	$2.19	0.44%
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.74	$2.22	0.44%

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one-half year period).

ClearShares ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

ClearShares ETFs

Approval of Advisory Agreement & Board Consideration

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between ClearShares, LLC (the “Adviser”) and the Trust, on behalf of ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF (each, a “Fund” or together, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its respective Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

ClearShares ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Continued)

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as an actively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended December 31, 2020, unless otherwise indicated below.

ClearShares OCIO ETF: The Board noted that, for the one-year, three-year, and since inception periods, the Fund underperformed the S&P Target Risk Growth Index. The Board further noted that, for the one-year period, the Fund outperformed the median for funds in the Allocation – 50% to 70% Equity category as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser that invest in a global basket of equity and fixed income funds (the “Selected Peer Group”). The Board noted that the Fund outperformed the Selected Peer Group for the one-period and was near the top of the range of 3-year returns for the Selected Peer Group, although the Selected Peer Group reflected only a small number of funds.

ClearShares Ultra-Short Maturity ETF: The Board noted that, for the one-year and since inception periods, the Fund slightly underperformed the ICE BofA Merrill Lynch 3 Month Treasury Bill Index. The Board further noted that, for the one-year period, the Fund underperformed the median for funds in the universe of Ultrashort Bond ETFs as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser as short duration bond funds (the “Selected Peer Group”). The Board noted that the Fund underperformed most of the funds in the Selected Peer Group for the one-year period. However, the Board also noted that the Adviser believes the Fund’s risk/return profile is unique because the Fund invests nearly all of its assets in repurchase agreements, whereas the funds in the Category Peer Group and the Selected Peer Group invest in short-term bonds, which exposes them to changes in the yield curve that do not affect the Fund. Consequently, the Board considered that such peer groups may not allow for an apt comparison by which to judge the Fund’s performance.

ClearShares ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Continued)

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to its respective Category Peer Group and Selected Peer Group as follows:

ClearShares OCIO ETF: The Board noted that the expense ratio for the Fund as reported in the Fund’s financial statements, which consists entirely of the “unified fee” described below and does not include acquired fund fees and expenses, was higher than the median of its Category Peer Group, although it was within the range of expense ratios for funds in the peer group. The Board also noted that, because the Category Peer Group included passively and actively-managed funds of large fund complexes where economies of scale are more easily attainable, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio. The Board further noted that the Fund’s management fee and net expense ratio as reported in its Prospectus, inclusive of acquired fund fees and expenses, was within the range of management fees and expense ratios for the Selected Peer Group.

ClearShares Ultra-Short Maturity ETF: The Board noted that the expense ratio for the Fund, which consists entirely of the “unified fee” described below, was lower than the median of its Category Peer Group, but within the range of expense ratios for the Category Peer Group. The Board further noted that the Fund’s expense ratio was within the range of expense ratios for the Selected Peer Group.

The Board took into consideration that the Adviser charges a “unified fee,” meaning that the Funds pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale would be shared with the respective Fund shareholders, although the Board intends to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

ClearShares ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Continued)

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

ClearShares ETFs

Federal Tax Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended May 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ClearShares OCIO ETF	66.56%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2021 was as follows:

ClearShares OCIO ETF	24.73%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

SHORT-TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

ClearShares OCIO ETF	0.00%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

ClearShares ETFs

Federal Tax Information
(Unaudited) (Continued)

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
ClearShares OCIO ETF	$52,785	0.03357081	21.78%
ClearShares Ultra-Short Maturity ETF	—	—	—
ClearShares Piton Intermediate Fixed Income ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains for GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.clear-shares.com daily.

ClearShares ETFs

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.clear-shares.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) their daily net asset value (NAV) is available, without charge, on the Funds’ website at www.clear-shares.com.

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Adviser

ClearShares, LLC
420 Lexington Avenue, Suite 428
New York, New York 10170

Sub-Adviser (to PIFI only)

Piton Investment Management, LP
420 Lexington Avenue, Suite 428
New York, New York 10170

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

ClearShares OCIO ETF

Symbol – OCIO
CUSIP – 26922A727

ClearShares Ultra-Short Maturity ETF

Symbol – OPER
CUSIP – 26922A453

ClearShares Piton Intermediate Fixed Income ETF

Symbol - PIFI
CUSIP — 26922A131

(b)	Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

ClearShares OCIO ETF

	FYE 5/31/2021	FYE 5/31/2020
Audit Fees	$12,333	$14,000
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,000
All Other Fees	$0	$0

ClearShares Ultra-Short Maturity ETF

	FYE 5/31/2021	FYE 5/31/2020
Audit Fees	$14,833	$16,500
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,000
All Other Fees	$0	$0

ClearShares Piton Intermediate Fixed Income ETF

	FYE 5/31/2021	FYE 5/31/2020
Audit Fees	$14,334	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$3,500	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

ClearShares OCIO ETF

	FYE 5/31/2021	FYE 5/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

ClearShares Ultra-Short Maturity ETF

	FYE 5/31/2021	FYE 5/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

ClearShares Piton Intermediate Fixed Income ETF

	FYE 5/31/2021	FYE 5/31/2020
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

ClearShares OCIO ETF

Non-Audit Related Fees	FYE 5/31/2021	FYE 5/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

ClearShares Ultra-Short Maturity ETF

Non-Audit Related Fees	FYE 5/31/2021	FYE 5/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

ClearShares Piton Intermediate Fixed Income ETF

Non-Audit Related Fees	FYE 5/31/2021	FYE 5/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/9/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/9/2021

By (Signature and Title)*	/s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	8/9/2021

*	Print the name and title of each signing officer under his or her signature.